SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) - Seamless Group Inc [Member] - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Amounts due from related parties	$ 7,537,737		$ 4,483,228	$ 2,891,286
Amounts due to related parties	83,116,711		83,757,317	52,165,395
Sino Dynamic Solutions Limited [Member]
Purchase of intangible assets				3,599,144
Support and maintenance costs	689,180	$ 689,215	919,404	926,156
Amounts due from related parties	6,794,798		4,382,762	965,843
Amounts due to related parties	1,766,130		1,245,564
P T WalletKu Indompet Indonesia [Member]
Amounts due from related parties				1,280,488
Others [Member]
Amounts due from related parties	742,939		100,466	644,955
Amounts due to related parties	1,002,058		1,006,991	2,949,956
Regal Planet Limited [Member]
Amounts due to related parties	48,780,127		49,079,276	47,545,616
Mr Alexander Kong [Member]
Amounts due to related parties	190,616		114,508	1,669,823
Ripple Lab Inc [Member]
Amounts due to related parties	$ 31,377,780		$ 32,310,978